Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) (Retirement Medical Benefits Plans [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Medical Benefits Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Retirement medical benefit obligations	3.60%	4.20%	5.40%
Net periodic benefit cost	4.20%	5.40%	5.70%
Health care cost inflation	8.00%	9.20%	9.20%